Transaction Agreement	3 Months Ended
Mar. 31, 2019
Transaction Agreements [Abstract]
Transaction Agreement
Note 8—Transaction Agreement
The Leo Business Combination
The Transaction Agreement provides for the consummation of the following transactions in the following order (collectively, the “Leo Business Combination”), in each case conditional upon each prior transaction having been consummated: (a) the surrender to the Company and cancellation of 1,750,000 Class B ordinary shares of the Company by Sponsor (the “Surrender”), (b) a change of the Company’s jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware in accordance with Section 388 of the General Corporation Law of the State of Delaware and Cayman Islands Companies Law (2018 Revision) (the “Domestication”), (c) conditional upon the consummation of the Domestication and immediately thereafter, the Company will consummate the Private Placement (as defined below), and (d) conditional upon the foregoing transactions and immediately after the Private Placement, Queso will merge with and into the Company, the separate corporate existence of Queso will cease and the Company will be the surviving corporation and change its name to “Chuck E. Cheese Brands Inc.” (the “Merger”).
The Surrender will be pursuant to the Sponsor Shares Surrender Agreement, dated as of April 7, 2019 between the Company and Sponsor, pursuant to which, among other things, the Sponsor has agreed to, immediately prior to, and conditioned upon, the effective time of the Leo Business Combination, (a) automatically surrender and forfeit an aggregate of 1,750,000 Class B ordinary shares (the “Forfeited Shares”) to the Company for no consideration, as a contribution to the capital of the Company and (b) waive certain anti-dilution rights of its Class B ordinary shares. The Company will immediately cancel the Forfeited Shares.
The Sponsor will continue, subject to limited exceptions, to be bound by its existing agreement not to transfer, assign or sell any of its original Founder Shares until the earlier to occur of: (A) one year after the completion of the Leo Business Combination or (B) subsequent thereto, (x) if the last sale price of the shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the closing of the transaction, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property.
In connection with the transaction, the Seller will enter into a lock-up agreement, pursuant to which it will agree not to transfer its shares for a period of 180 days from closing, subject to certain exceptions.
Business Combination Consideration
In accordance with the terms and subject to the conditions of the Transaction Agreement, the consideration to be received by the equityholders of Queso in connection with the transaction contemplated under the Transaction Agreement, which is conditioned upon the surrender of 1,750,000 shares by the Sponsor, shall consist of: (i) 36,000,137 shares of the common stock of the Company after the Domestication (“New Leo Common Stock”) (at a deemed value of $10.00 per share) and (ii) the right to receive up to an additional 4 million shares of New Leo Common Stock upon the occurrence of certain events and subject to certain restrictions. Cash held in the trust account net of redemptions and the gross proceeds of the Private Placement (the “Cash Proceeds”) less the transaction costs of the Leo Business Combination will be used to pay down certain indebtedness of Queso at the closing of the transaction.
Representations and Warranties, Covenants, and Indemnification
Under the Transaction Agreement, parties to the agreement made customary representations and warranties for transactions of this type regarding themselves. Certain fundamental representations and warranties of Queso and the Seller made under the Transaction Agreement (the “Fundamental Representations”) survive for four years following the closing of the Leo Business Combination while all other representations and warranties made by the parties do not survive the Closing. In addition, the parties to the Transaction Agreement made covenants that are customary for transactions of this type.
The Transaction Agreement provides for the indemnification of the Company by the Seller with respect to breaches of the Fundamental Representations and covenants up to a cap of the consideration received by the Seller pursuant to the Merger (at a deemed value of $10.00 per share).
Conditions to Each Party’s Obligations
Consummation of the transactions contemplated by the Transaction Agreement is subject to customary conditions of the respective parties, and conditions customary to special purpose acquisition companies, including the approval of the Company’s stockholders.
In addition, consummation of the Leo Business Combination is subject to other closing conditions, including, among others: (i) all applicable, if any, waiting periods under the HSR Act (as defined in the Transaction Agreement) have expired or been terminated; (ii) the consummation of the Surrender, Domestication and Private Placement, (iii) there has been no material adverse effect to the business, assets, liabilities, financial condition or results of operations of Queso and its subsidiaries, (iv) the requisite approvals have been obtained from the Company’s stockholders, (v) the New Leo Common Stock to be issued as consideration for the Leo Business Combination has been approved for listing on the New York Stock Exchange and (vi) the aggregate amount of the Cash Proceeds is no less than $250 million.
Termination
The Transaction Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing, including (i) if the Closing has not occurred by September 13, 2019 (the “Outside Date”), unless because of the delay and/or nonperformance of the party seeking such termination, (ii) if the Company’s board of directors changes its recommendation with respect to the transactions contemplated by the Agreement and (iii) if the Company’s stockholders do not approve the Leo Business Combination and related proposals to be presented to them at a meeting of the Company’s stockholders. If the Transaction Agreement is validly terminated, none of the parties will have any liability or any further obligation under the Transaction Agreement with certain limited exceptions, including liability arising out of a party’s Intentional Breach (as defined in the Transaction Agreement) of any provision contained in the Transaction Agreement.
The foregoing description of the Transaction Agreement is qualified in its entirety by reference to the Transaction Agreement that was filed as Exhibit 2.1 of the Current Report on Form 8-K on April 8, 2019. The Transaction Agreement contains representations, warranties and covenants that the respective parties made to each other as of the date of the Transaction Agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The representations, warranties and covenants in the Transaction Agreement are also modified in important part by the underlying disclosure schedules which are not filed publicly and which are subject to a contractual standard of materiality different from that generally applicable to stockholders and were used for the purpose of allocating risk among the parties rather than establishing matters as facts. We do not believe that these schedules contain information that is material to an investment decision.
PIPE Transactions
Concurrently with the execution of the Transaction Agreement, the Company entered into Subscription Agreements with certain investors (collectively, the “PIPE Investors”) pursuant to which, among other things, such investors agreed to subscribe for and purchase and the Company agreed to issue and sell to such investors, including funds managed by Lion Capital LLP, immediately following the Domestication (as defined above), 10,700,000 shares of the Company’s common stock, par value $0.0001 per share, in each case, for an aggregate of up to $100.0 million (the “PIPE Transactions”). As a result of the Sponsor surrendering 1,750,000 shares to the Company upon closing, the net effect is that the PIPE Transactions are not dilutive to a $10 per share valuation of the Company. The closing of the PIPE Transactions are contingent upon, among other things, the substantially concurrent consummation of the proposed Leo Business Combination and related transactions.
In connection with the PIPE Transaction, the Company will grant the PIPE Investors certain customary registration rights. The the Company’s shares to be offered and sold in connection with the PIPE Transactions have not been registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D or Regulation S promulgated thereunder without any form of general solicitation or general advertising.